Basis of Preparation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]
Basis of preparation [Line Items]
Tax losses term	7 years
Tax asset
Intangible assets	$ 4,627,072	4,627,072	[1]	$ 4,208,930
Investment associate percentage	49.00%
Investment in an associate	$ 1,931,335	$ 2,872,623	[1]
United States [Member]
Basis of preparation [Line Items]
Tax losses	80.00%

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).